Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income
Net change in unrealized gains (losses) on securities, taxes	$ (55,833)	$ (41,445)	$ (120,209)
Net change in other-than-temporary impairment (losses) gains recognized in other comprehensive income, taxes	$ 343	$ (1,305)	$ (3,326)